UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: August 31
Date of reporting period: August 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report August 31, 2026

Nuveen Equity Long/Short Fund
Class A Shares/NELAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$232	2.19%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Equity Long/Short Fund returned 12.20% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund underperformed the Equity Long/Short Blended Benchmark, which returned 14.90%. The Fund’s blended benchmark consists of: 1) 70% Russell 1000® Index and 2) 30% ICE BofA U.S. 3‑Month Treasury Bill Index.

Top contributors to relative performance

•
Overweight long position in Intel Corporation.

•
Overweight long position in Lam Research Corporation.

•
Security selection and an overweight in the consumer staples sector, led by an overweight long position in Casey’s General Stores, Inc.

Top detractors from relative performance

•
Security selection and an overweight in the communication services sector, including an overweight long position in Netflix, Inc.

•
Overweight long position in Intuit Inc.

•
Overweight long position in Boston Scientific Corporation.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2016 through August 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	12.20%	9.69%	10.13%

Class A Shares at maximum sales charge (Offering Price)	5.76%	8.40%	9.48%

Russell 1000® Index	19.77%	12.10%	15.13%

Equity Long/Short Blended Benchmark	14.90%	9.78%	11.45%

Lipper Alternative Long/Short Equity Funds Classification Average	12.67%	7.72%	7.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of August 31, 2026)

Fund net assets	$163,363,446

Total number of portfolio holdings	179

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,924,854

What did the Fund invest in? (as of August 31, 2026)

(1)	Includes the gross market value of the Fund’s long and short exposure.

How has the Fund changed?
Portfolio manager update(s): Effective January 7, 2026, Daniel Mon was added as a portfolio manager of the Fund and Claire Ross was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W183_AR_0826 5945541

3

Annual Shareholder Report August 31, 2026

Nuveen Equity Long/Short Fund
Class C Shares/NELCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$311	2.94%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Equity Long/Short Fund returned 11.34% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund underperformed the Equity Long/Short Blended Benchmark, which returned 14.90%.The Fund’s blended benchmark consists of: 1) 70% Russell 1000® Index and 2) 30% ICE BofA U.S. 3-Month Treasury Bill Index.

Top contributors to relative performance

•
Overweight long position in Intel Corporation.

•
Overweight long position in Lam Research Corporation.

•
Security selection and an overweight in the consumer staples sector, led by an overweight long position in Casey’s General Stores, Inc.

Top detractors from relative performance

•
Security selection and an overweight in the communication services sector, including an overweight long position in Netflix, Inc.

•
Overweight long position in Intuit Inc.

•
Overweight long position in Boston Scientific Corporation.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2016 through August 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	11.34%	8.86%	9.47%

Russell 1000® Index	19.77%	12.10%	15.13%

Equity Long/Short Blended Benchmark	14.90%	9.78%	11.45%

Lipper Alternative Long/Short Equity Funds Classification Average	12.67%	7.72%	7.18%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of August 31, 2026)

Fund net assets	$163,363,446

Total number of portfolio holdings	179

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,924,854

What did the Fund invest in? (as of August 31, 2026)

(1)	Includes the gross market value of the Fund’s long and short exposure.

How has the Fund changed?
Portfolio manager update(s): Effective January 7, 2026, Daniel Mon was added as a portfolio manager of the Fund and Claire Ross was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W175_AR_0826 5945541

3

Annual Shareholder Report August 31, 2026

Nuveen Equity Long/Short Fund
Class I Shares/NELIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$206	1.94%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Equity Long/Short Fund returned 12.48% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund underperformed the Equity Long/Short Blended Benchmark, which returned 14.90%. The Fund’s blended benchmark consists of: 1) 70% Russell 1000® Index and 2) 30% ICE BofA U.S. 3-Month Treasury Bill Index.

Top contributors to relative performance

•
Overweight long position in Intel Corporation.

•
Overweight long position in Lam Research Corporation.

•
Security selection and an overweight in the consumer staples sector, led by an overweight long position in Casey’s General Stores, Inc.

Top detractors from relative performance

•
Security selection and an overweight in the communication services sector, including an overweight long position in Netflix, Inc.

•
Overweight long position in Intuit Inc.

•
Overweight long position in Boston Scientific Corporation.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2016 through August 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	12.48%	9.96%	10.41%

Russell 1000® Index	19.77%	12.10%	15.13%

Equity Long/Short Blended Benchmark	14.90%	9.78%	11.45%

Lipper Alternative Long/Short Equity Funds Classification Average	12.67%	7.72%	7.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of August 31, 2026)

Fund net assets	$163,363,446

Total number of portfolio holdings	179

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,924,854

What did the Fund invest in? (as of August 31, 2026)

(1)	Includes the gross market value of the Fund’s long and short exposure.

How has the Fund changed?
Portfolio manager update(s): Effective January 7, 2026, Daniel Mon was added as a portfolio manager of the Fund and Claire Ross was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W167_AR_0826 5945541

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Trust II

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]

August 31, 2026	$27,161	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

August 31, 2025	$26,628	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

August 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

August 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

August 31, 2026	$0	$0	$10,744,285	$10,744,285
August 31, 2025	$0	$0	$11,084,014	$11,084,014

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Investment Trust II and Shareholders of Nuveen Equity
Long/Short Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of
Nuveen Equity Long/Short Fund (one of the funds constituting Nuveen Investment Trust II, hereafter referred to as the "Fund") as of August 31, 2026, the related statements of operations and cash flows for the year ended August
31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the two years in the period ended August 31,
2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended August 31,
2026 and the financial highlights for each of the two years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund as of and for the year ended August 31, 2024 and the financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 29, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 29, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments August 31, 2026
Equity Long/Short
See Notes To Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
162522910 COMMON STOCKS - 99.5% 162522910
AUTOMOBILES & COMPONENTS - 0.8%
3,600 (a) Tesla, Inc $ 1,324,620
TOTAL AUTOMOBILES & COMPONENTS 1,324,620
BANKS - 6.0%
14,800 Citigroup, Inc 1,947,976
31,700 Fifth Third Bancorp 1,704,509
7,900 JPMorgan Chase & Co 2,812,558
5,400 M&T Bank Corp 1,263,276
24,600 Wells Fargo & Co 2,125,194
TOTAL BANKS 9,853,513
CAPITAL GOODS - 10.7%
7,200 BWX Technologies, Inc 1,096,488
4,400 Eaton Corp plc 1,768,272
11,200 Emerson Electric Co 1,707,328
18,300 Flowserve Corp 1,447,347
7,200 Howmet Aerospace, Inc 1,763,640
8,200 nVent Electric plc 1,236,150
1,750 Parker-Hannifin Corp 1,714,020
2,250 Quanta Services, Inc 1,365,952
10,000 RTX Corp 2,077,300
3,750 Trane Technologies plc 1,666,500
5,700 Westinghouse Air Brake Technologies Corp 1,629,801
TOTAL CAPITAL GOODS 17,472,798
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
46,700 (a) Copart, Inc 1,540,633
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,540,633
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.1%
14,000 (a) Amazon.com, Inc 3,636,780
4,200 Home Depot, Inc 1,376,886
19,900 (a) O'Reilly Automotive, Inc 1,767,120
13,800 TJX Cos, Inc 1,847,958
5,700 Williams-Sonoma, Inc 1,301,025
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,929,769
CONSUMER DURABLES & APPAREL - 0.9%
4,300 Ralph Lauren Corp 1,491,670
TOTAL CONSUMER DURABLES & APPAREL 1,491,670
CONSUMER SERVICES - 1.6%
8,800 Booking Holdings, Inc 1,751,992
24,000 (a) Chipotle Mexican Grill, Inc 912,720
TOTAL CONSUMER SERVICES 2,664,712
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
2,300 Casey's General Stores, Inc 1,730,083
1,925 Costco Wholesale Corp 1,816,988
14,700 (a) Performance Food Group Co 1,457,799
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 5,004,870
ENERGY - 4.5%
4,100 Cheniere Energy, Inc 1,195,929
14,600 ConocoPhillips 1,934,354
3,400 ExxonMobil Holdings Corp 547,230
7,400 Phillips 66 1,824,692
24,700 Williams Cos, Inc 1,853,735
TOTAL ENERGY 7,355,940
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
7,300 Digital Realty Trust, Inc 1,354,807
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,354,807

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES - 6.0%
5,700 American Express Co $ 1,881,969
3,150 Ameriprise Financial, Inc 1,742,296
9,000 Ares Management Corp, Class A 1,288,530
1,650 BlackRock, Inc 1,906,757
2,100 Mastercard, Inc, Class A 1,237,551
17,200 NASDAQ, Inc 1,696,092
TOTAL FINANCIAL SERVICES 9,753,195
HEALTH CARE EQUIPMENT & SERVICES - 1.8%
16,200 (a) Dexcom, Inc 1,475,172
3,600 Elevance Health, Inc 1,413,144
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,888,316
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
12,500 Church & Dwight Co, Inc 1,247,250
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,247,250
INSURANCE - 1.0%
9,200 Globe Life, Inc 1,588,564
TOTAL INSURANCE 1,588,564
MATERIALS - 3.7%
11,500 Corteva, Inc 973,245
16,600 CRH plc 1,565,214
4,100 Linde plc 2,007,278
31,900 Smurfit Westrock plc 1,496,110
TOTAL MATERIALS 6,041,847
MEDIA & ENTERTAINMENT - 7.7%
20,300 Alphabet, Inc, Class A 6,888,805
2,750 Meta Platforms, Inc 1,573,935
26,000 (a) NetFlix, Inc 2,107,300
18,100 Walt Disney Co 1,946,655
TOTAL MEDIA & ENTERTAINMENT 12,516,695
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
9,400 AbbVie, Inc 2,410,348
2,000 Eli Lilly & Co 2,313,460
18,300 (a) Exelixis, Inc 999,912
11,600 Gilead Sciences, Inc 1,697,544
8,700 Johnson & Johnson 2,312,895
2,300 Regeneron Pharmaceuticals, Inc 1,837,884
1,900 Thermo Fisher Scientific, Inc 1,172,490
2,700 (a) United Therapeutics Corp 1,378,026
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,122,559
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
8,700 (a) CBRE Group, Inc, Class A 1,268,547
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,268,547
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.2%
11,400 Broadcom, Inc 4,221,876
19,400 (a) Intel Corp 1,736,494
5,900 Lam Research Corp 1,778,791
2,950 Micron Technology, Inc 2,828,254
35,950 NVIDIA Corp 7,937,041
5,700 Texas Instruments, Inc 1,487,187
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 19,989,643
SOFTWARE & SERVICES - 7.5%
3,100 (a) Cadence Design Systems, Inc 1,050,218
14,800 Microsoft Corp 7,507,892
5,500 (a) Palo Alto Networks, Inc 2,101,715
10,200 (a) ServiceNow, Inc 1,509,498
TOTAL SOFTWARE & SERVICES 12,169,323
TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
7,200 Amphenol Corp, Class A 1,141,560
22,000 Apple, Inc 6,970,700
9,900 (a) Arista Networks, Inc 1,937,331

Portfolio of Investments August 31, 2026
(continued)
Equity Long/Short

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
21,600 Cisco Systems, Inc $ 2,386,584
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 12,436,175
TELECOMMUNICATION SERVICES - 1.0%
8,900 T-Mobile US, Inc 1,605,916
TOTAL TELECOMMUNICATION SERVICES 1,605,916
TRANSPORTATION - 2.7%
30,200 CSX Corp 1,525,402
5,500 FedEx Corp 1,800,700
5,800 Old Dominion Freight Line, Inc 1,159,768
TOTAL TRANSPORTATION 4,485,870
UTILITIES - 2.7%
22,000 Alliant Energy Corp 1,495,560
11,000 American Electric Power Co, Inc 1,346,730
14,800 Entergy Corp 1,573,388
TOTAL UTILITIES 4,415,678
TOTAL COMMON STOCKS
(Cost $100,157,776) 162,522,910
TOTAL LONG-TERM INVESTMENTS
(Cost $100,157,776) 162,522,910
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
1,250,000 REPURCHASE AGREEMENTS - 0.8% 1,250,000
$ 1,250,000 (b) Fixed Income Clearing Corporation 3 .600% 09/01/26 1,250,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,250,000) 1,250,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,250,000) 1,250,000
TOTAL INVESTMENTS - 100.3%
(Cost $101,407,776) 163,772,910
SHARES DESCRIPTION VALUE
-47774295
COMMON STOCKS SOLD SHORT - (29.3)% (c)
X (47,774,295)
BANKS - (0.9)%
(23,500) KeyCorp $ (507,835)
(8,800) Truist Financial Corp (436,304)
(7,000) Western Alliance Bancorp (546,910)
TOTAL  BANKS (1,491,049)
a a a a a a a a
CAPITAL GOODS - (4.6)%
(9,400) A O Smith Corp (555,822)
(4,500) AGCO Corp (532,395)
(1,900) AMETEK, Inc (446,823)
(8,800) Fastenal Co (433,928)
(8,800) Fortive Corp (517,792)
(1,150) General Dynamics Corp (427,053)
(6,700) Graco, Inc (518,781)
(1,800) Huntington Ingalls Industries, Inc (524,160)
(1,500) Illinois Tool Works, Inc (413,055)
(1,350) Lennox International, Inc (516,564)
(2,100) Lincoln Electric Holdings, Inc (590,583)
(3,800) Oshkosh Corp (585,618)
(7,400) Otis Worldwide Corp (526,362)
(3,500) PACCAR, Inc (434,455)
(360) TransDigm Group, Inc (421,826)
TOTAL  CAPITAL GOODS (7,445,217)
a a a a a a a a

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES - (0.9)%
(2,700) Equifax, Inc $ (510,732)
(3,800) Paychex, Inc (483,892)
(1,900) Waste Management, Inc (415,948)
TOTAL  COMMERCIAL & PROFESSIONAL SERVICES (1,410,572)
a a a a a a a a
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - (1.0)%
(7,100) (a) Carvana Co (521,566)
(3,900) Genuine Parts Co (529,113)
(1,025) (a) Ulta Beauty, Inc (550,527)
TOTAL  CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (1,601,206)
a a a a a a a a
CONSUMER DURABLES & APPAREL - (0.3)%
(3,400) DR Horton, Inc (491,504)
TOTAL  CONSUMER DURABLES & APPAREL (491,504)
a a a a a a a a
CONSUMER SERVICES - (1.5)%
(2,500) (a) Airbnb, Inc, Class A (458,050)
(2,500) Darden Restaurants, Inc (535,650)
(1,250) Marriott International, Inc, Class A (427,200)
(7,100) Restaurant Brands International, Inc (552,948)
(3,100) Yum! Brands, Inc (475,261)
TOTAL  CONSUMER SERVICES (2,449,109)
a a a a a a a a
CONSUMER STAPLES DISTRIBUTION & RETAIL - (0.9)%
(4,300) (a) Dollar Tree, Inc (544,337)
(8,900) Kroger Co (512,106)
(5,900) SYSCO Corp (478,372)
TOTAL  CONSUMER STAPLES DISTRIBUTION & RETAIL (1,534,815)
a a a a a a a a
ENERGY - (1.9)%
(10,800) Devon Energy Corp (523,908)
(5,500) Expand Energy Corp (539,880)
(14,500) Halliburton Co (534,325)
(1,100) Marathon Petroleum Corp (410,652)
(5,300) ONEOK, Inc (508,853)
(14,300) Range Resources Corp (590,876)
TOTAL  ENERGY (3,108,494)
a a a a a a a a
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - (1.2)%
(13,500) CubeSmart (536,220)
(1,500) Public Storage (460,485)
(4,300) Sun Communities, Inc (522,106)
(14,300) UDR, Inc (528,385)
TOTAL  EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (2,047,196)
a a a a a a a a
FINANCIAL SERVICES - (2.2)%
(3,400) Jack Henry & Associates, Inc (570,894)
(1,500) LPL Financial Holdings, Inc (555,202)
(900) Moody's Corp (454,176)
(850) MSCI, Inc (485,044)
(2,700) State Street Corp (516,726)
(4,400) T Rowe Price Group, Inc (489,632)
(5,300) Tradeweb Markets, Inc, Class A (570,810)
TOTAL  FINANCIAL SERVICES (3,642,484)
a a a a a a a a
FOOD, BEVERAGE & TOBACCO - (0.7)%
(13,300) Molson Coors Beverage Co, Class B (528,808)
(19,100) (a) Pilgrim's Pride Corp (599,358)
TOTAL  FOOD, BEVERAGE & TOBACCO (1,128,166)
a a a a a a a a

Portfolio of Investments August 31, 2026
(continued)
Equity Long/Short

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - (2.4)%
(2,700) Becton Dickinson & Co $ (507,897)
(1,500) Cigna Group (414,120)
(3,500) CVS Health Corp (328,685)
(3,100) (a) DaVita, Inc (545,631)
(900) (a) IDEXX Laboratories, Inc (501,021)
(2,300) ResMed, Inc (552,230)
(5,700) (a) Solventum Corp (519,042)
(2,300) STERIS plc (535,072)
TOTAL  HEALTH CARE EQUIPMENT & SERVICES (3,903,698)
a a a a a a a a
INSURANCE - (1.8)%
(3,800) Aflac, Inc (440,230)
(6,400) American International Group, Inc (488,704)
(3,000) Cincinnati Financial Corp (509,700)
(1,400) Everest Group Ltd (524,510)
(3,900) Prudential Financial, Inc (458,640)
(7,200) W R Berkley Corp (486,432)
TOTAL  INSURANCE (2,908,216)
a a a a a a a a
MATERIALS - (2.1)%
(10,500) Amcor plc (481,845)
(45,500) (a) Cleveland-Cliffs, Inc (525,525)
(1,600) Ecolab, Inc (453,120)
(12,600) International Paper Co (477,918)
(31,000) Olin Corp (539,400)
(1,300) Reliance, Inc (499,265)
(1,200) Sherwin-Williams Co (406,572)
TOTAL  MATERIALS (3,383,645)
a a a a a a a a
MEDIA & ENTERTAINMENT - (0.7)%
(2,900) (a) Live Nation Entertainment, Inc (521,681)
(6,600) Omnicom Group, Inc (577,698)
TOTAL  MEDIA & ENTERTAINMENT (1,099,379)
a a a a a a a a
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (0.7)%
(3,500) Agilent Technologies, Inc (537,460)
(13,100) QIAGEN NV (567,099)
TOTAL  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (1,104,559)
a a a a a a a a
SOFTWARE & SERVICES - (1.9)%
(1,900) (a) Autodesk, Inc (491,207)
(8,000) Cognizant Technology Solutions Corp, Class A (516,640)
(475) (a) Fair Isaac Corp (544,925)
(2,500) (a) Fortinet, Inc (427,325)
(7,600) (a) Nutanix, Inc, Class A (521,132)
(3,700) (a) PTC, Inc (576,238)
TOTAL  SOFTWARE & SERVICES (3,077,467)
a a a a a a a a
TECHNOLOGY HARDWARE & EQUIPMENT - (0.3)%
(3,700) CDW Corp (560,846)
TOTAL  TECHNOLOGY HARDWARE & EQUIPMENT (560,846)
a a a a a a a a
TRANSPORTATION - (1.5)%
(3,000) Expeditors International of Washington, Inc (568,950)
(2,900) Landstar System, Inc (523,827)
(1,400) Norfolk Southern Corp (479,906)
(15,500) Schneider National, Inc, Class B (534,905)
(3,800) United Parcel Service, Inc, Class B (396,074)
TOTAL  TRANSPORTATION (2,503,662)
a a a a a a a a

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES - (1.8)%
(2,900) Atmos Energy Corp $ (481,777)
(4,500) Consolidated Edison, Inc (481,590)
(6,500) Dominion Energy, Inc (429,065)
(11,300) FirstEnergy Corp (518,218)
(6,600) Public Service Enterprise Group, Inc (483,978)
(4,600) WEC Energy Group, Inc (488,383)
TOTAL  UTILITIES (2,883,011)
a a a a a a a a
TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $45,842,580) (47,774,295)
OTHER ASSETS & LIABILITIES, NET -  29.0% 47,364,831
NET ASSETS - 100% $ 163,363,446
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.600% dated 8/31/26 to be repurchased at $1,250,125 on 9/1/26, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 2/15/44, valued at $1,275,005.
(c) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common
Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $22,156,988 have been pledged as collateral for Common Stocks Sold Short.

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2026
Equity Long/
Short
ASSETS
Long-term investments, at value
†
$ 162,522,910
Short-term investments, at value
◊
1,250,000
Cash 38,111
Cash collateral at brokers for common stocks sold short
(1)
48,269,825
Receivables:
Dividends 147,387
Interest 125
Investments sold 1,406,652
Reimbursement from Adviser 23,490
Shares sold 61,174
Other 33,822
Total assets 213,753,496
LIABILITIES
Common stocks sold short, at value
§
47,774,295
Payables:
Management fees 175,259
Dividends on common stocks sold short 77,994
Interest 19
Investments purchased - regular settlement 1,951,575
Shares redeemed 246,356
Accrued expenses:
Custodian fees 54,524
Trustees fees 6,451
Professional fees 37,850
Shareholder reporting expenses 20,964
Shareholder servicing agent fees 35,170
12b-1 distribution and service fees 9,593
Total liabilities 50,390,050
Net assets $ 163,363,446
NET ASSETS CONSIST OF:
Paid-in capital $ 99,745,916
Total distributable earnings (loss) 63,617,530
Net assets $ 163,363,446
†
   Long-term investments, cost $ 100,157,776
◊
   Short-term investments, cost $ 1,250,000
§
   Common stocks sold short, proceeds $ 45,842,580
(1)
Cash pledged as collateral for common stocks sold short is in addition to the Fund’s securities pledged as collateral as noted in the Portfolio of Investments.
Equity Long/
Short
CLASS A:
Net assets $ 31,191,114
Shares outstanding 464,725
Net asset value ("NAV") per share $ 67.12
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 71.21
CLASS C:
Net assets $ 3,352,292
Shares outstanding 57,658
NAV and offering price per share $ 58.14
CLASS I:
Net assets $ 128,820,040
Shares outstanding 1,834,650
NAV and offering price per share $ 70.22
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended August 31, 2026 Equity Long/Short
INVESTMENT INCOME
Affiliated income $ 53,706
Dividends 1,528,755
Interest 49,395
Prime brokerage interest 1,529,457
Total investment income 3,161,313
EXPENSES
–
Management fees 1,924,854
12b-1 service fees - Class A 72,515
12b-1 distribution and service fees - Class C 46,402
Shareholder servicing agent fees - Class A 26,532
Shareholder servicing agent fees - Class C 4,253
Shareholder servicing agent fees - Class I 108,411
Interest expense 983
Trustees fees 7,309
Custodian expenses 33,302
Dividends expense on common stocks sold short 898,113
Registration fees 62,986
Professional fees 49,773
Shareholder reporting expenses 43,765
Other 18,316
Total expenses before fee waiver/expense reimbursement 3,297,514
Fee waiver/expense reimbursement (197,124)
Net expenses 3,100,390
Net investment income (loss) 60,923
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 13,029,757
Common stocks sold short (5,097,750)
Net realized gain (loss) 7,932,007
Change in unrealized appreciation (depreciation) on:
Investments 11,053,898
Common stocks sold short (1,299,070)
Net change in unrealized appreciation (depreciation) 9,754,828
Net realized and unrealized gain (loss) 17,686,835
Net increase (decrease) in net assets from operations $ 17,747,758

Statement of Changes in Net Assets
See Notes to Financial Statements

Equity Long/Short
Year Ended
8/31/26
Year Ended
8/31/25
OPERATIONS
Net investment income (loss) $ 60,923 $ 609,135
Net realized gain (loss) 7,932,007 3,841,228
Net change in unrealized appreciation (depreciation) 9,754,828 12,747,763
Net increase (decrease) in net assets from operations 17,747,758 17,198,126
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,007,172) (1,047,315)
Class C (168,907) (368,669)
Class I (4,374,470) (5,243,443)
Total distributions (5,550,549) (6,659,427)
FUND SHARE TRANSACTIONS
Subscriptions 29,355,709 35,633,417
Reinvestments of distributions 5,550,492 6,650,712
Redemptions (30,643,478) (37,473,673)
Net increase (decrease) from Fund share transactions 4,262,723 4,810,456
Net increase (decrease) in net assets 16,459,932 15,349,155
Net assets at the beginning of period 146,903,514 131,554,359
Net assets at the end of period $ 163,363,446 $ 146,903,514

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
Year Ended August 31, 2026
Equity Long/
Short
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 17,747,758
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (81,905,844)
Purchases of common stock sold short (49,586,110)
Proceeds from sale and maturities of investments 87,990,257
Proceeds from sales of common stock sold short 48,929,920
Proceeds from (Purchase of) short-term investments, net (1,250,000)
Proceeds from litigation settlement 125,024
(Increase) Decrease in:
Receivable for dividends (33,228)
Receivable for interest (125)
Receivable for investments sold 1,814,499
Receivable for reimbursement from Adviser 3,656
Other assets 15,152
Increase (Decrease) in:
Payable for dividends on common stocks sold short 12,507
Payable for interest 3
Payable for investments purchased - regular settlement (575,342)
Payable for management fees 18,739
Accrued custodian fees 30,649
Accrued 12b-1 distribution and service fees (1,069)
Accrued Trustees fees 1,310
Accrued professional fees (11,139)
Accrued shareholder reporting expenses 2,101
Accrued shareholder servicing agent fees 3,181
Net realized (gain) loss from investments (13,029,757)
Net realized (gain) loss from common stocks sold short 5,097,750
Net change in unrealized (appreciation) depreciation of investments (11,053,898)
Net change in unrealized (appreciation) depreciation of common stocks sold short 1,299,070
Net cash provided by (used in) operating activities 5,645,064
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (Decrease) in:
Cash overdraft (111,355)
Cash distributions paid to common shareholders (57)
Subscriptions 29,351,585
Redemptions (30,458,175)
Net cash provided by (used in) financing activities (1,218,002)
Net increase (decrease) in cash and cash collateral at brokers 4,427,062
Cash and cash collateral at brokers at the beginning of period 43,880,874
Cash and cash collateral at brokers at the end of period $ 48,307,936
Equity Long/
Short
Cash $ 38,111
Cash collateral at broker for common stocks sold short 48,269,825
Total cash and cash collateral at brokers $ 48,307,936
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Equity Long/
Short
Cash paid for interest
$ 12,507
Non-cash financing activities not included herein consist of reinvestments of share distributions 5,550,492

Financial Highlights

Ratios of Dividends Expense
on Common Stocks Sold Short
to Average Net Assets
Ratios of Prime Broker Expenses
to Average Net Assets
Class A
Class C
Class I
Class A
Class C
Class I
8/31/26
0 .58%
0 .58%
0 .58%
—
—
—
8/31/25
0 .55
0 .54
0 .55
—
—
—
8/31/24
0 .57
0 .58
0 .57
—
—
—
8/31/23
0 .60
0 .60
0 .60
—
—
—
8/31/22
0 .37
0 .36
0 .36
0 .25
0 .25
0 .25
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(b)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Equity Long/Short
Class
A
8/31/26
$ 62.04 $ (0.09) $ 7.47 $ 7.38 $ (0.52) $ (1.78) $ (2.30) $ 67.12
8/31/25
57.45 0.16 7.17 7.33 (0.38) (2.36) (2.74) 62.04
8/31/24
49.84 0.34 9.28 9.62 (2.01) — (2.01) 57.45
8/31/23
46.40 (0.18) 6.65 6.47 — (3.03) (3.03) 49.84
8/31/22
52.35 (0.45) (4.15) (4.60) — (1.35) (1.35) 46.40
Class
C
8/31/26
54.00 (0.49) 6.47 5.98 (0.06) (1.78) (1.84) 58.14
8/31/25
50.35 (0.24) 6.25 6.01 — (2.36) (2.36) 54.00
8/31/24
43.70 (0.05) 8.15 8.10 (1.45) — (1.45) 50.35
8/31/23
41.36 (0.47) 5.84 5.37 — (3.03) (3.03) 43.70
8/31/22
47.15 (0.74) (3.70) (4.44) — (1.35) (1.35) 41.36
Class
I
8/31/26
64.82 0.08 7.80 7.88 (0.70) (1.78) (2.48) 70.22
8/31/25
59.92 0.32 7.48 7.80 (0.54) (2.36) (2.90) 64.82
8/31/24
51.96 0.49 9.68 10.17 (2.21) — (2.21) 59.92
8/31/23
48.13 (0.07) 6.93 6.86 — (3.03) (3.03) 51.96
8/31/22
54.12 (0.33) (4.31) (4.64) — (1.35) (1.35) 48.13
(a)
Each ratio includes the effect of dividends expense on common stocks sold short and prime broker expenses as shown in the following table. See Notes for Financial
Statements for more information.
(b)
Based on average shares outstanding.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.   During the fiscal years ended August 31, 2024 and August 31, 2023,
Nuveen Fund Advisors, LLC, made a payment to the Fund to reimburse for certain interest expenses associated with the Fund's short positions that were unnecessarily incurred due to an operational issue. This payment had the effect of increasing the Fund's NAVs by the following amounts: 1) Class A Shares - $0.22, 2) Class C Shares -
$0.19, 3) Class I Shares - $0.22 for the fiscal year ended August 31, 2024 and 1) Class A Shares - $1.50, 2) Class C Shares - $1.32, 3) Class I Shares - $1.56 for the fiscal year ended August 31, 2023. As a result, the Fund's total returns for the years ended August 31, 2024 and August 31, 2023, would have been as follows: 1) Class A Shares –
19.37%, 2) Class C Shares – 18.52%, 3) Class I Shares – 19.72% and 1) Class A Shares - 11.30%, 2) Class C Shares - 10.36%, 3) Class I Shares - 11.78%, respectively.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
(a)
Total
Return
(c)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(d)
NII
(Loss)
(d),(e)
Portfolio
Turnover
Rate
12 .20% $ 31,191 2 .32% 2 .19% ( 0 .13 ) % 67%
12 .94 26,059 2 .31 2 .16 0 .28 65
19 .83 22,370 2 .37 2 .18 0 .64 98
15 .04 25,720 2 .42 2 .21 ( 0 .39 ) 77
( 9 .12 ) 24,434 2 .40 2 .22 ( 0 .89 ) 94
11 .34 3,352 3 .07 2 .94 ( 0 .88 ) 67
12 .09 5,948 3 .06 2 .91 ( 0 .46 ) 65
18 .94 8,184 3 .12 2 .93 ( 0 .11 ) 98
14 .17 7,800 3 .17 2 .96 ( 1 .18 ) 77
( 9 .80 ) 8,797 3 .15 2 .96 ( 1 .64 ) 94
12 .48 128,820 2 .07 1 .94 0 .12 67
13 .24 114,896 2 .06 1 .91 0 .52 65
20 .14 101,000 2 .12 1 .93 0 .89 98
15 .33 76,899 2 .17 1 .96 ( 0 .15 ) 77
( 8 .89 ) 77,576 2 .14 1 .96 ( 0 .64 ) 94

Notes to Financial Statements
1. General Information
Trust and Fund Information:
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Equity Long/Short Fund (the ’’Fund’’). The Trust
was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period:
The end of the reporting period for the Fund is August 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended August 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-
advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income on investments purchased and dividends expense on common stocks sold short are recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.

The Fund’s investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
The Fund represents a single operating segment. The officers of the Fund act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of the Fund as a whole and is responsible for the Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09):
In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Fund adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11):
In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2026-03):
In September 2026, the FASB issued ASU No. 2026-03, Fair Value Measurement (Topic 820)
Investment Companies with Equity Securities Subject to Contractual Sale Restrictions (“ASU 2026-03”). The amendments in ASU 2026-03 require investment companies to consider the effect of contractual sale restrictions when measuring the fair value of certain equity securities and requires enhanced disclosures regarding such restrictions, including the amount of any discount attributable to the restriction, for both annual and interim periods. The amendments in ASU 2026-03 are effective for interim reporting periods within annual reporting periods beginning after December 15,
2027. Early adoption is permitted. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such

Notes to Financial Statements
(continued)
securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund's custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by the Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the Fund did not have any securities out on loan.
Short Sale Transactions:
The Fund pursues a “long/short” investment strategy, pursuant to which it sells securities short and may purchase additional long investments with some or all of the proceeds of the short sale transactions.
When the Fund sells a security short, it borrows the security from a third party and segregates assets as collateral to secure its obligation to return the security to the lender either upon closing out the short position or upon demand from the lender. Proceeds from short selling may be used to finance the purchase of additional securities for Fund’s long portfolio. The amount of collateral required to be pledged to borrow a security is determined by reference to the market value of the security borrowed. The value of the collateral required to be pledged as of the end of the reporting period is disclosed in the Fund’s Portfolio of Investments, and any cash pledged as collateral in addition to long-term investments is recognized as “Cash collateral at broker for common stocks sold short”, on the Statement of Assets and Liabilities. The Fund is obligated to pay the party from whom the securities were borrowed dividends declared on the stock by the issuer and such amounts are recognized as “Dividends expense on common stocks sold short”, on the Statement of Operations, when applicable. Short sales are valued daily, and the corresponding unrealized gains and losses are recognized as “Change in unrealized appreciation (depreciation) on common stocks sold short” on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amounts shown on the Statement of Assets and Liabilities. The Fund will incur a loss if the
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 162,522,910 $ – $ – $ 162,522,910
Short-Term Investments:
Repurchase Agreements – 1,250,000 – 1,250,000
Common Stocks Sold Short (47,774,295) – – (47,774,295)
Total
$ 114,748,615 $ 1,250,000 $ – $ 115,998,615
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Equity Long/Short Fixed Income Clearing Corporation $ 1,250,000 $ (1,275,005)

price of the security increases between the date of the short sale and on the date on which the Fund replaces the borrowed security. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could retain. The Fund will realize a gain if the price of the security declines between those dates. Gains and losses from securities sold short are recognized as “Realized gain (loss) from common stocks sold short” on the Statement of Operations.
Bank of America Merrill Lynch (“BAML”) facilitates the short sales transactions for the Fund. The Fund currently pays prime brokerage fees to BAML for its services for the Fund. The Fund may also earn interest on cash proceeds from short sales as an element of the prime broker fee arrangement with BAML and is recognized as “Prime brokerage interest” on the Statement of Operations. The prime brokerage fees, if any, paid to BAML are recognized as “Prime broker expense” on the Statement of Operations.
Purchases and Sales:
Long-term purchases and sales (including transactions for common stocks sold short) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Equity Long/Short
$ 131,491,954 $ 136,920,177

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, investments in common stocks sold short, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes, as well as proceeds from common stocks sold short, were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
8/31/26
Year Ended
8/31/25
Equity Long/Short Shares Value Shares Value
Subscriptions:
Class A 104,850 $6,741,383 107,857 $6,345,938
Class A - automatic conversion of Class C 81 5,195 62 3,497
Class C 4,650 262,394 9,685 500,514
Class I 328,605 22,346,737 465,793 28,783,468
Total subscriptions 438,186 29,355,709 583,397 35,633,417
Reinvestments of distributions:
Class A 16,149 1,007,172 17,444 1,047,315
Class C 3,135 168,908 7,029 368,669
Class I 67,020 4,374,412 83,570 5,234,728
Total reinvestments of distributions 86,304 5,550,492 108,043 6,650,712
Redemptions:
Class A (76,365) (4,923,888) (94,726) (5,566,257)
Class C (60,184) (3,368,208) (69,052) (3,523,126)
Class C - automatic conversion to Class A (93) (5,195) (71) (3,497)
Class I (333,508) (22,346,187) (462,537) (28,380,793)
Total redemptions (470,150) (30,643,478) (626,386) (37,473,673)
Net increase (decrease) 54,340 $4,262,723 65,054 $4,810,456
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Equity Long/Short
$ 56,568,326 $ 64,205,274 $ (4,774,985) $ 59,430,289
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Equity Long/Short
$ — $ 4,192,339 $ 59,430,289 $ — $ — $ (5,098) $ 63,617,530

The tax character of distributions paid was as follows:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for the Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds that are series of the TIAA-CREF
Funds and the TIAA-CREF Life Funds (except those identified above) (the "Eligible Former TIAA-CREF Funds"). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the Eligible Former TIAA-CREF Funds on May 1, 2033. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the reporting period, the fund-level fee and complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2028 so that total annual Fund operating expenses (excluding
12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses)
do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board.
8/31/26 8/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Equity Long/Short
$ 76,671 $ 5,473,878 $ 617,890 $ 6,041,537
Average Daily Net Assets Fund-Level Fee Rate
For the first $125 million 1.1000%
For the next $125 million 1.0875
For the next $250 million 1.0750
For the next $500 million 1.0625
For the next $1 billion 1.0500
For the next $3 billion 1.0250
For the next $2.5 billion 1.0000
For the next $2.5 billion 0.9875
For net assets over $10 billion 0.9750
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
Equity Long/Short
1 .0970% 0 .1545% 1 .2515%

Notes to Financial Statements
(continued)
Distribution and Service Fees:
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Fund, which amounted to $53,706, is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Fund at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Line of Credit:
The Fund, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2027, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.10% (1.20% prior to June 16, 2026) per annum or (b) the Fed Funds Effective Rate plus 1.10% (1.20%
prior to June 16, 2026) per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Equity Long/Short
$ 99,874 $ 88,451
Fund
Commission
Advances
Equity Long/Short
$ 6,503
Fund
12b-1 Fees
Retained
Equity Long/Short
$ 2,296
Fund
CDSC
Retained
Equity Long/Short
$ 316

are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Equity Long/Short
$ 5,600,991
Fund Percentage
Equity Long/Short
70 .2%
Fund Percentage
Equity Long/Short
77 .3%
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Equity Long/Short
1 .7% — %
Fund Percentage
Equity Long/Short
1 .0%

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund does not pay any remuneration to its officers, but the Fund does reimburse Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Fund’s Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by the Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Equity Long/Short Fund

(the “Fund”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of Nuveen Investment Trust II approved, on behalf of the Fund, the renewal of the investment management agreement (the “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, on behalf of the Fund, the Board approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (“NAM” or the “Sub-Adviser”). At the time of the Meeting, prior to an internal restructuring pursuant to which Teachers Advisors, LLC (“TAL”) was merged into NAM (the “Restructuring”), the Nuveen fund complex consisted of the group of funds advised by NFAL (the “NFAL Funds”), including the Fund, and the group of funds advised by TAL (the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL were affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL was an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and the Sub-Advisory Agreement on behalf of the Fund.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of the Investment Management Agreement and the Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively the “Fund Advisers,” and each a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/ or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of the Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Fund for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Fund’s advisory arrangements and oversight of the Fund. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Fund.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Fund. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Fund utilizes the Sub-Adviser and its investment team to manage the portfolio of the Fund subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment team and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreement.

In addition to the portfolio management services provided to the Fund, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund

2

performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.

B. The Investment Performance of the Fund and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. The performance data for the Fund was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered the Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to the Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedule and the expense reimbursement and/or fee waiver agreed to by the Adviser for the Fund. In addition to the management fee arrangements, the Board Members considered the Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the Fund.

In its review, the Board considered that the Fund’s management fee was generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, the Fund’s management fee rate and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Fund. In its review of such comparative fee and expense data, the Board considered, among other things, the Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Fund.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that the Fund’s management fee to a Fund Adviser was reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

4

With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated Sub-Adviser) from its relationship with the Fund, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated Sub-Adviser) level of profitability from its relationship with the Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Fund’s advisory fee structure, including breakpoint schedules. The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund, including the Fund, which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services provided.

6

F. Additional Fund-Specific Factors

For the Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Equity Long/Short Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	First Quartile	First Quartile
Performance Benchmark	Underperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	Second Quartile
Net Total Expense Ratio	First Quartile	Second Quartile

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

At its May Meeting, with respect to the Fund, the Board approved the Investment Management Agreement with certain minor changes and the Sub-Advisory Agreement to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect the Restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to the Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: November 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: November 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)